Investment Properties - Summary of Investment Properties (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)
Disclosure of detailed information about investment property [line items]
Beginning balance	$ 21,729,092		$ 22,144,787
Depreciation expenses	1,091,879	$ 35,659	1,107,014	$ 751,047
Ending balance	20,169,116	658,691	21,729,092	22,144,787
Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572		35,572
Ending balance	35,572	1,162	35,572	35,572
Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	12,889,336		13,103,952
Ending balance	11,808,566	385,649	12,889,336	13,103,952
Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	8,804,184		9,005,263
Ending balance	8,324,978	271,880	8,804,184	9,005,263
Cost [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	26,968,895	880,761	26,454,348	14,597,683
Additions	35,304	1,153	114,786
Disposals			(9,770)	(5,350)
Disposal of subsidiaries				(1,377,599)
Reclassification	(194,821)	(6,363)	28,844	13,215,879
Effects of foreign currency exchange differences	(469,360)	(15,328)	380,687	23,735
Ending balance	26,340,018	860,223	26,968,895	26,454,348
Cost [member] | Land [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	35,572	1,162	35,572	35,965
Reclassification			0	(393)
Effects of foreign currency exchange differences			0
Ending balance	35,572	1,162	35,572	35,572
Cost [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	16,757,443	547,271	16,376,098	7,822,805
Additions	35,304	1,153	114,786
Disposals			(9,770)	(5,350)
Disposal of subsidiaries				(1,290,187)
Reclassification	(182,588)	(5,963)	39,158	9,818,133
Effects of foreign currency exchange differences	(298,273)	(9,741)	237,171	30,697
Ending balance	16,311,886	532,720	16,757,443	16,376,098
Cost [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	10,175,880	332,328	10,042,678	6,738,913
Disposal of subsidiaries				(87,412)
Reclassification	(12,233)	(400)	(10,314)	3,398,139
Effects of foreign currency exchange differences	(171,087)	(5,587)	143,516	(6,962)
Ending balance	9,992,560	326,341	10,175,880	10,042,678
Accumulated depreciations [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	5,239,803	171,124	4,309,561	2,059,600
Depreciation expenses	1,091,879	35,659	1,107,014	751,047
Disposals			(8,354)	(3,671)
Disposal of subsidiaries				(590,349)
Reclassification	(55,340)	(1,808)	(210,817)	2,093,115
Effects of foreign currency exchange differences	(105,440)	(3,443)	42,399	(181)
Ending balance	6,170,902	201,532	5,239,803	4,309,561
Accumulated depreciations [member] | Buildings and improvements [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	3,868,107	126,326	3,272,146	1,342,467
Depreciation expenses	766,322	25,027	779,431	482,625
Disposals			(8,354)	(3,671)
Disposal of subsidiaries				(570,403)
Reclassification	(51,031)	(1,667)	(198,631)	2,014,201
Effects of foreign currency exchange differences	(80,078)	(2,615)	23,515	6,927
Ending balance	4,503,320	147,071	3,868,107	3,272,146
Accumulated depreciations [member] | Right-of-use assets [member]
Disclosure of detailed information about investment property [line items]
Beginning balance	1,371,696	44,798	1,037,415	717,133
Depreciation expenses	325,557	10,632	327,583	268,422
Disposal of subsidiaries				(19,946)
Reclassification	(4,309)	(141)	(12,186)	78,914
Effects of foreign currency exchange differences	(25,362)	(828)	18,884	(7,108)
Ending balance	$ 1,667,582	$ 54,461	$ 1,371,696	$ 1,037,415